Environmental and Legal Matters (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013
Environmental and Legal Matters [Abstract]
Total Accrued Environmental Costs	$ 19.3
Accrued Environmental Costs - Current	$ 4.7